Goodwill - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Period of annual goodwill impairment test	The end of the third quarter
Impairment charges of goodwill